Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 01, 2018
Registrant Name	OLD WESTBURY FUNDS INC
Entity Central Index Key	0000909994
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 28, 2018
Document Effective Date	Dec. 01, 2018
Prospectus Date	Dec. 01, 2018